Consolidated Statements of Cash Flows (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Treasury Stock, shares tendered to the Company	25,000
Treasury Stock, value per share	$ 7.95